Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38762
Entity Registrant Name	TESSERA DEFENSE AND HOMELAND SECURITY INC.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	850 New Burton Road
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	972
Local Phone Number	52-437-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HLSQ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	BiomX Inc.